SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2016
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED-PARENT COMPANY BASIS)

REGISTRANT BALANCE SHEETS

(In thousands, except par value)

	December 31,
	2016	2015
		(Restated)
	(in thousands)
ASSETS
Investment in subsidiaries	$93,973	$92,618

Total assets	93,973	92,618

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable-intercompany	11,232	8,841

Total current liabilities	11,232	8,841

Total liabilities	11,232	8,841

Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,009 and 38,465 shares issued at December 31, 2016 and December 31, 2015, respectively; 35,225 and 36,735 shares outstanding at December 31, 2016 and December 31, 2015, respectively	122	122
Additional paid-in capital	1,262,005	1,259,767
Treasury stock, at cost: 3,784 and 1,730 shares at December 31, 2016 and December 31, 2015, respectively	(8,234)	(4,138)
Accumulated deficit	(1,233,154)	(1,233,444)
Accumulated other comprehensive income	62,002	61,470

Total stockholders’ equity	82,741	83,777

Total liabilities and stockholders’ equity	$93,973	$92,618

The accompanying notes are an integral part of these consolidated financial statements.

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED-PARENT COMPANY BASIS)

CONDENSED INFORMATION AS TO THE RESULTS OF OPERATIONS OF THE REGISTRANT

(In thousands)

	Years ended December 31,
	2016	2015	2014
		(Restated)
	(in thousands)
Sales
Unrelated parties	$—	$—	$—
Related parties	—	—	—
Intercompany	—	—	—
Cost of sales
Unrelated parties	—	—	—
Related parties	—	—	—
Intercompany	—	—	—

Gross profit	—	—	—

Operating expenses:
Selling, general and administrative	671	928	1,398
Research and development	—	—	—
Total operating expenses	671	928	1,398

Operating loss	(671)	(928)	(1,398)
Interest income	—	—	—
Interest expense	—	—	—
Other income, net	—	—	—
Loss before income taxes and equity in loss of affiliated companies	(671)	(928)	(1,398)
Equity in net income (loss) of affiliated companies	803	(26,230)	(28,866)
Income tax benefit (expense)	—	—	—

Net income (loss) and comprehensive income (loss)	$132	$(27,158)	$(30,264)

The accompanying notes are an integral part of these financial statement

UTSTARCOM HOLDINGS CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1-BASIS OF PRESENTATION

UTStarcom Holdings Corp., or the Company, a Cayman Island corporation, is the parent company of all UTStarcom Holdings Corp. subsidiaries. The condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the SEC and in conformity with U.S. GAAP. The Company determined cash flow activities during the period were not material and therefore omitted the statement of cash flows from these financial statements.

On June 24, 2011, the Company effected a merger, or the Merger, to reorganize the corporate structure of UTStarcom, Inc., a Delaware corporation incorporated in 1991, and its subsidiaries. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries. Pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. Given the reorganization of the corporate structure on June 24, 2011, the prior period numbers have been adjusted as if the new corporate structure had been in place since the beginning of the earliest period presented in the above condensed financial statements.

The Company is generally a holding company of certain subsidiaries, or collectively subsidiaries. The condensed financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323-10, “The Equity Method of Accounting for Investments in Common Stock.” Such investment is presented on the balance sheet as “Investment in affiliated companies” and the subsidiaries’ profit or loss are recognized based on the effective shareholding percentage as “Equity in net income (loss) of affiliated companies” on the results of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company is a shell company and does not have any activities. Operating expenses for the Company for the years ended December 31, 2016, 2015 and 2014 consisted mainly of the retaining fee for the Board of Directors, its director and officer insurance expenses and the expenses associated with investor relations. As the Company does not have any cash activity, the recorded expenses were paid on behalf of the Company by UTStarcom, Inc., its subsidiary, and statements of cash flows have been omitted.

In connection with the year-end financial statement close and preparation of our Form 20-F for 2016, the Company identified an error in our historical financial statements as of December 31, 2015 and for fiscal year then ended (the “Restated Period”). Management has considered the impact to current and past financial statements under the SEC’s authoritative guidance on materiality and determined the error was material, and a restatement of the prior financial statements is required.